Business combination - Acquisition of View Foundation (Details) - View Foundation ¥ in Thousands	Aug. 30, 2019 CNY (¥)
Disclosure of detailed information about business combination
Proportion of ownership interest in subsidiary	98.90%
Total purchase consideration	¥ 276,700
Goodwill	133,362
Goodwill expected to be deductible for tax purposes	¥ 0